CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2020 £ / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 £ / shares	Dec. 31, 2019 USD ($) shares
CONSOLIDATED BALANCE SHEETS
Property, plant equipment, net of accumulated depreciation | $		$ 908,238		$ 677,488
Preferred shares, par value | £ / shares	£ 0.00001		£ 0.00001
Preferred shares, issued (in shares)		0		0
Preferred shares, outstanding (in shares)		0		0
Common shares, par value | £ / shares	£ 0.00001		£ 0.00001
Common Stock, Shares Issued		1,207,736,563		193,541,219
Common Stock, Shares Outstanding		1,207,736,563		193,541,219
Common stock and preferred stock, shares suthorized		1,420,866,545		399,162,318